Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended	12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Authorized share capital:
Number of ordinary shares				750,000,000	70,000,000	70,000,000
Number of preference shares				150,000,000	30,000,000	30,000,000
Ordinary Shares, authorized				$ 7,500	$ 700	$ 700
Preference Shares, authorized				227	45	45
Total authorized share capital				$ 7,727	$ 745	$ 745
Issued share capital:
Ordinary shares, issued				60,395,839	60,395,839	60,395,839
Ordinary shares				$ 604	$ 604	$ 604
Total issued share capital				$ 636	$ 636	$ 636
Ordinary shares, par value				$ 0.01	$ 0.01	$ 0.01
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued			11,000,000	11,000,000	11,000,000	11,000,000
Preference shares, value				$ 17	$ 17	$ 17
Preference shares, rate			5.95%	5.95%	5.95%	5.95%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Redemption price per share			$ 25
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued		10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, value				$ 15	$ 15	$ 15
Preference shares, rate		5.625%		5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Redemption price per share		$ 25		$ 25	$ 25	$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued	10,000,000			10,000,000	10,000,000	10,000,000
Preference shares, value				$ 0	$ 0	$ 0
Preference shares, rate	5.625%			5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Redemption price per share	$ 25			$ 25	$ 25	$ 25